COMMITMENTS (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments
Base Rent	$ 121,396
Lease Term	3 years
Annual operating costs	$ 88,000	$ 220,311	$ 347,963	$ 334,993
Lease expire date	Apr. 30, 2017
Office basic rent and operating costs	$ 28,800
Office support services expenses	$ 7,000